CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities	¥ 712,401	¥ 570,870
Non-current liabilities	¥ 100,933	101,566
Ordinary shares authorized (in shares)	850,000,000
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 746,642	794,504
Non-current liabilities | ¥	46,821	80,580
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	406,691	487,937
Non-current liabilities | ¥	¥ 46,821	¥ 67,137
Class A ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	71,736,059	70,212,159
Ordinary shares outstanding (in shares)	69,092,367	70,212,159
Class A ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	71,736,059	70,212,159
Ordinary shares outstanding (in shares)	69,092,367	70,212,159
Class B ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000
Class B ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000